                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       S Squared Technology Corp.
Address:    515 Madison Avenue
            New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Seymour L. Goldblatt
Title:      President
Phone:      212-421-2155

Signature, Place, and Date of Signing:

      /s/ Seymour L. Goldblatt           New York, New York   February 10, 2004
--------------------------------
      [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:  -0-

Form 13F Information Table Entry Total:  110

Form 13F Information Table Value Total:     $734,715
                                            --------
                                           (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F

Page 1 of 4                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

                                                                              Item 6:
                                                                        Investment Discretion
                                                                        ---------------------
                                                                               (b)
                                              Item 4:     Item 5:            Shared-                               Item 8:
                        Item 2:               Fair        Shares                As               Item 7:   Voting Authority (Shares)
          Item 1:        Title   Item 3:      Market        of               Defined     (c)    Managers   -------------------------
          Name of         of      CUSIP       Value      Principal     (a)      in     Shared-    See         (a)      (b)      (c)
           Issuer        Class    Number    (x $1,000)    Amount      Sole   Instr. V   Other   Instr. V      Sole    Shared    None
           ------        -----    ------    ----------    ------      ----   --------   -----   --------      ----    ------    ----
3COM CORP                  COM   885535104      10,592  1,296,400 SH    X                                  1,296,400
ACCENTURE LTD              COM   G1150G111      11,241    427,100 SH    X                                    427,100
ACCREDO HEALTH INC         COM   00437V104      10,488    331,800 SH    X                                    331,800
AETHER SYSTEMS INC         COM   00808V105       6,982  1,469,800 SH    X                                  1,469,800
AMERICAN MANAGEMENT
 SYSTEMS INC               COM   027352103      12,115    803,400 SH    X                                    803,400
AMERICAN POWER
 CONVERSION INC            COM   029066107         737     30,100 SH    X                                     30,100
ARTISOFT INC               COM   04314L106         637    236,049 SH    X                                    236,049
ASPECT COMMUNICATIONS      COM   04523Q102      13,128    833,550 SH    X                                    833,550
ASPEN TECHNOLOGY INC       COM   045327103       4,899    477,500 SH    X                                    477,500
AVANEX CORP                COM   05348W109       2,595    520,000 SH    X                                    520,000
AVAYA INC                  COM   053499109       7,233    559,000 SH    X                                    559,000
BEA SYS INC                COM   073325102       2,114    171,900 SH    X                                    171,900
BLUE MARTINI SOFTWARE
 INC                       COM   095698502       1,651    333,600 SH    X                                    333,600
BLUECOAT SYSTEMS           COM   09534T508       3,556    159,400 SH    X                                    159,400
BOOKHAM TECHNOLOGY
 PLC SPONSOR               ADR   09845Q108       1,500    600,000 SH    X                                    600,000
BORLAND SOFTWARE           COM   099849101       9,142    939,600 SH    X                                    939,600
CAMBRIDGE HEART INC        COM   131910101         856    951,427 SH    X                                    951,427
CAMBRIDGE HEART
 SERIES A                  PFD                      73     90,496 SH    X                                     90,496
CENTRA SOFTWARE            COM   15234X103       2,159    546,500 SH    X                                    546,500
CIENA CORP                 COM   171779101       6,612  1,008,000 SH    X                                  1,008,000
CITRIX SYS INC             COM   177376100       4,471    211,300 SH    X                                    211,300
COMPUTER ACCESS
 TECHNOLOGY CORP           COM   204853105       2,065    485,900 SH    X                                    485,900
COMPUTER TASK GROUP        COM   205477102       2,851    732,800 SH    X                                    732,800
COMPUWARE CORP             COM   205638109      13,537  2,241,200 SH    X                                  2,241,200
COMTECH TELECOMMUNICAT     COM   205826209         330     11,475 SH    X                                     11,475
COMVERSE TECH              COM   205862402       7,717    438,700 SH    X                                    438,700
CORIO INC                  COM   218875102       1,851    675,600 SH    X                                    675,600
CORVIS CORP                COM   221009103       7,652  4,501,200 SH    X                                  4,501,200
CROWN CASTLE INTL          COM   228227104       2,206    200,000 SH    X                                    200,000
CSG SYS INTL INC           COM   126349109       3,136    251,100 SH    X                                    251,100
DIAMONDCLUSTER INTL        COM   25278P106       5,540    543,100 SH    X                                    543,100
DRS TECHNOLOGIES INC       COM   23330X100       4,892    176,100 SH    X                                    176,100
ELOYALTY CORP              COM   290151307       2,103    576,200 SH    X                                    576,200
ENREV CORP                 COM     PRIVATE           1     86,226 SH    X                                     86,226
ENZON INC                  COM   293904108       7,086    592,000 SH    X                                    592,000
COLUMN TOTAL                                   173,748

                                    FORM 13F

Page 2 of 4                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

                                                                              Item 6:
                                                                        Investment Discretion
                                                                        ---------------------
                                                                               (b)
                                              Item 4:     Item 5:            Shared-                               Item 8:
                        Item 2:               Fair        Shares                As               Item 7:   Voting Authority (Shares)
          Item 1:        Title   Item 3:      Market        of               Defined     (c)    Managers   -------------------------
          Name of         of      CUSIP       Value      Principal     (a)      in     Shared-    See         (a)      (b)      (c)
           Issuer        Class    Number    (x $1,000)    Amount      Sole   Instr. V   Other   Instr. V      Sole    Shared    None
           ------        -----    ------    ----------    ------      ----   --------   -----   --------      ----    ------    ----
EPICOR SOFTWARE CORP       COM   29426L108       9,408    737,339 SH    X                                    737,339
EPRESENCE INC              COM   294348107         977    260,600 SH    X                                    260,600
F5 NETWORKS INC            COM   315616102       3,092    123,200 SH    X                                    123,200
FILENET CORP               COM   316869106      17,751    655,500 SH    X                                    655,500
FINISAR CORP               COM   31787A101       3,665  1,170,800 SH    X                                  1,170,800
FOUNDRY NETWORKS INC       COM   35063R100       1,388     50,800 SH    X                                     50,800
GATEWAY INC                COM   367626108      17,355  3,772,800 SH    X                                  3,772,800
GEMSTAR-TV GUIDE INTL      COM   36866W106       1,118    220,400 SH    X                                    220,400
GLENAYRE TECHNOLOGIES
 INC                       COM   377899109       1,867    693,900 SH    X                                    693,900
GLOBESPANVIRATA INC        COM   37957V106       6,657  1,138,000 SH    X                                  1,138,000
HARRIS INTERRACTIVE        COM   414549105       3,341    402,500 SH    X                                    402,500
HEALTHSOUTH                COM   421924101       5,049  1,100,000 SH    X                                  1,100,000
HYPERION SOLUTIONS
 CORP                      COM   44914M104      13,310    441,600 SH    X                                    441,600
IDT CORP                   COM   448947309       9,798    423,600 SH    X                                    423,600
IDT CORP CLASS C           COM   448947101       2,215    100,000 SH    X                                    100,000
IMCLONE SYS INC            COM   45245W109      26,434    692,300 SH    X                                    692,300
IMMUNOMEDICS INC           COM   452907108       2,419    530,500 SH    X                                    530,500
INDEVUS PHARMACEUTICALS
 INC                       COM   454072109       6,060  1,027,200 SH    X                                  1,027,200
INDUS INTL INC             COM   45578L100       9,325  3,108,500 SH    X                                  3,108,500
INTERACTIVE
 INTELLIGENCE
  INC                      COM   45839M103       7,238  1,392,000 SH    X                                  1,392,000
JDS UNIPHASE CORP          COM   46612J101       6,522  1,791,700 SH    X                                  1,791,700
JUPITERMEDIA CORP          COM   48207D101       2,698    593,000 SH    X                                    593,000
KANA SOFTWARE INC          COM   483600300       5,988  1,777,000 SH    X                                  1,777,000
KING PHARMACEUTICALS       COM   495582108       8,562    561,100 SH    X                                    561,100
KOMAG INC                  COM   500453204         942     64,500 SH    X                                     64,500
KOSAN BIOSCIENCES INC      COM   50064W107       6,680    677,500 SH    X                                    677,500
MANUGISTICS GROUP INC      COM   565011103      19,768  3,157,900 SH    X                                  3,157,900
MAPINFO CORP               COM   565105103       2,584    256,100 SH    X                                    256,100
MARIMBA INC                COM   56781Q109       1,812    329,400 SH    X                                    329,400
MATRIXONE INC              COM   57685P304       4,081    662,500 SH    X                                    662,500
MAXTOR CORP                COM   577729205      42,452  3,824,524 SH    X                                  3,824,524
META GROUP INC             COM   591002100       3,777    599,600 SH    X                                    599,600
MICROMUSE INC              COM   595094103       6,018    872,200 SH    X                                    872,200
MID-ATLANTIC MEDICAL
 SERVICES                  COM   59523C107       5,806     89,600 SH    X                                     89,600
NEOPHARM INC               COM   640919106      21,537  1,182,021 SH    X                                  1,182,021
NETIQ CORP                 COM   64115P102      13,646  1,029,900 SH    X                                  1,029,900
NETSCREEN TECHNOLOGIES     COM   64117V107         742     30,000 SH    X                                     30,000
NEW FOCUS INC              COM   644383101      11,915  2,373,600 SH    X                                  2,373,600
NIKU CORP                  COM   654113703       1,453    171,000 SH    X                                    171,000

COLUMN TOTAL                                   315,450

                                    FORM 13F

Page 3 of 4                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.


                                                                              Item 6:
                                                                        Investment Discretion
                                                                        ---------------------
                                                                               (b)
                                              Item 4:     Item 5:            Shared-                               Item 8:
                        Item 2:               Fair        Shares                As               Item 7:   Voting Authority (Shares)
          Item 1:        Title   Item 3:      Market        of               Defined     (c)    Managers   -------------------------
          Name of         of      CUSIP       Value      Principal     (a)      in     Shared-    See         (a)      (b)      (c)
           Issuer        Class    Number    (x $1,000)    Amount      Sole   Instr. V   Other   Instr. V      Sole    Shared    None
           ------        -----    ------    ----------    ------      ----   --------   -----   --------      ----    ------    ----
OPENWAVE SYS INC           COM   683718308      12,815  1,164,997 SH    X                                   1,164,997
PEGASUS COMMUN CORP        COM   705904605       2,673     95,195 SH    X                                      95,195
PEOPLESOFT INC             COM   712713106       3,439    150,900 SH    X                                     150,900
PERVASIVE SOFTWARE INC     COM   715710109       3,177    438,200 SH    X                                     438,200
PINNACOR INC               COM   723487104         589    255,000 SH    X                                     255,000
PRAECIS PHARMACEUTICALS    COM   739421105       6,855  1,064,400 SH    X                                   1,064,400
PRICELINE                  COM   741503106       4,103    229,200 SH    X                                     229,200
QAD INC                    COM   74727D108       3,169    258,500 SH    X                                     258,500
QLT INC                    COM   746927102      15,270    810,100 SH    X                                     810,100
QUOVADX INC                COM   74913K106       4,086    833,927 SH    X                                     833,927
RADIOSHACK CORP            COM   750438103      15,122    492,900 SH    X                                     492,900
REAL NETWORKS INC          COM   75605L104       2,113    370,000 SH    X                                     370,000
RIVERSTONE NETWORKS        COM   769320102      11,437 10,304,050 SH    X                                  10,304,050
S1 CORPORATION             COM   78463B101      26,400  3,271,328 SH    X                                   3,271,328
SEAGATE TECHNOLOGY
 HOLDINGS                  COM   G7945J104       4,727    250,100 SH    X                                     250,100
SELECTICA INC              COM   816288104       1,070    250,000 SH    X                                     250,000
SERENA SOFTWARE INC        COM   817492101       4,824    262,900 SH    X                                     262,900
SIEBEL SYS INC             COM   826170102       6,625    475,900 SH    X                                     475,900
SIRIUS SATELLITE RADIO     COM   82966U103       1,220    386,000 SH    X                                     386,000
SOLECTRON CORP             COM   834182107      36,841  6,233,671 SH    X                                   6,233,671
SYCAMORE NETWORKS INC      COM   871206108      12,722  2,437,100 SH    X                                   2,437,100
SYMBOL TECHNOLOGIES        COM   871508107       1,025     60,700 SH    X                                      60,700
TELLABS INC                COM   879664100       5,653    672,200 SH    X                                     672,200
TRANSWITCH CORP            COM   894065101       3,566  1,550,500 SH    X                                   1,550,500
TRIPATH IMAGING            COM   896942109       2,710    347,500 SH    X                                     347,500
TURNSTONE SYSTEMS          COM   900423104         286  2,487,983 SH    X                                   2,487,983
THERASENSE INC             COM   883381105         408     20,206 SH    X                                      20,206
VASTERA INC                COM   92239N109       1,544    386,000 SH    X                                     386,000
VIGNETTE CORP              COM   926734104      11,921  5,251,600 SH    X                                   5,251,600
VITRIA TECHNOLOGY          COM   92849Q104       5,579    785,725 SH    X                                     785,725
WEBSENSE INC               COM   947684106      26,958    921,000 SH    X                                     921,000
WITNESS SYS INC            COM   977424100       3,268    352,500 SH    X                                     352,500
XO COMMUNICATIONS INC      COM   983764838         862    150,000 SH    X                                     150,000
ZHONE TECHNOLOGIES INC     COM   87967E107       2,319    469,500 SH    X                                     469,500
ELOYALTY CORP SERIES B
 CONV                      PFD   290151307          82     22,475 SH    X                                      22,475

COLUMN TOTAL                                   245,458

                                    FORM 13F

Page 4 of 4                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.


                                                                            Item 6:
                                                                       Investment Discretion
                                                                       ---------------------
                                                                              (b)
                                              Item 4:      Item 5:          Shared-                                 Item 8:
                                               Fair        Shares             As                 Item 7:   Voting Authority (Shares)
     S SQUARED         Item 2:    Item 3:      Market        of             Defined      (c)    Managers   -------------------------
     TECHNOLOGY       Title of    CUSIP        Value     Principal   (a)      in       Shared-    See       (a)     (b)       (c)
  ADDITIONS TO 13F      Class     Number     (x $1,000)    Amount    Sole   Instr. V    Other   Instr. V    Sole   Shared     None
  ----------------      -----     ------     ----------    ------    ----   --------    -----   --------    ----   ------     ----
WESTERN DIGITAL CORP     COM     958102105         59     5,000 SH     X                                   5,000
COLUMN TOTAL                                       59
GRAND TOTAL                                   734,715